Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Norwegian Kroner $ in Thousands	Dec. 31, 2017 USD ($) kr / $	Dec. 31, 2017 NOK (kr) kr / $
Derivative [Line Items]
Average Forward Rate | kr / $	8.23	8.23
Fair Value / Carrying Amount of Asset (Liability)	$ 81
Expected Maturity	$ 12,153
Foreign currency forward contracts
Derivative [Line Items]
Contract Amount in Foreign Currency | kr		kr 100,000,000